SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Long Term Liabilities
Ict Investments Loan Note 2		$ 261,684	$ 689,927
Ict Investments Loan Note 1		0	236,841
Total Ict Investments Loan		261,684	926,768
Deferred Rent Liability		0	28,755
Lease Liability - Less Current - Other		328,001	15,100
Total Lease Liability - Less Current		328,001	43,855
Ppp Loan		317,328	198,750
Total Long Term Liabilities	$ 328,001	907,013	1,169,373
Total Liabilities		$ 1,299,444	$ 2,508,231